DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]	Details of the Group’s hedging instruments are set out below:

	Maturity
The Group – 31 December 2018	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	36	–	283	171	490
Average fixed interest rate	–	4.82%	–	5.88%	4.44%
Average EUR/USD exchange rate	–	–	–	1.13	–
Average USD/GBP exchange rate	–	–	–	1.30	–
Average NOK/GBP exchange rate	–	9.22	–	9.19	9.03
Interest rate swap
Notional	393	417	32,876	86,451	30,834	150,971
Average fixed interest rate	1.38%	2.06%	1.65%	1.75%	2.98%
Cash flow hedges
Foreign exchange
Currency swap
Notional	67	–	642	1,412	5,903	8,024
Average USD/EUR exchange rate	1.15	–	1.14	1.10	0.00
Average USD/GBP exchange rate	–	–	1.28	1.21	1.28
Interest rate
Interest rate swap
Notional	4,874	11,204	66,312	292,712	181,843	556,945
Average fixed interest rate	1.47%	1.03%	0.99%	1.46%	1.85%
	Maturity
The Bank – 31 December 2018	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	36	–	283	171	490
Average fixed interest rate	–	4.82%	–	5.88%	4.44%
Average EUR/USD exchange rate	–	–	–	1.13	–
Average USD/GBP exchange rate	–	–	–	1.30	–
Average NOK/GBP exchange rate	–	9.22	–	9.19	9.03
Interest rate swap
Notional	458	421	33,667	87,350	31,327	153,223
Average fixed interest rate	1.33%	2.09%	1.72%	1.78%	2.97%
Cash flow hedges
Foreign exchange
Currency swap
Notional	–	–	280	261	–	541
Average USD/EUR exchange rate	–	–	1.12	1.10	–
Average USD/GBP exchange rate	–	–	–	1.42	–
Interest rate
Interest rate swap
Notional	1,199	4,170	16,653	75,609	48,387	146,018
Average fixed interest rate	1.33%	1.52%	1.57%	1.69%	2.15%

At fair value [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]	The fair values and notional amounts of derivative instruments are set out in the following table:

	2018			2017
The Group	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading
Exchange rate contracts:
Spot, forwards and futures	22,422	797	710	25,736	1,001	751
Currency swaps	155,993	2,419	1,401	226,572	3,414	3,531
Options purchased	2,596	64	–	8,191	580	–
Options written	2,590	–	64	6,684	–	627
	183,601	3,280	2,175	267,183	4,995	4,909
Interest rate contracts:
Interest rate swaps	1,903,166	6,311	7,071	2,254,135	14,566	14,476
Forward rate agreements	97,140	4	5	239,797	5	1
Options purchased	7,982	124	–	30,943	1,912	–
Options written	6,847	–	141	32,817	–	2,378
Futures	–	–	–	33,490	1	2
	2,015,135	6,439	7,217	2,591,182	16,484	16,857
Credit derivatives	3,330	22	31	4,264	77	416
Equity and other contracts	1,563	69	381	5,515	696	653
Total derivative assets/liabilities held for trading	2,203,629	9,810	9,804	2,868,144	22,252	22,835
Hedging
Derivatives designated as fair value hedges:
Cross currency swaps	490	3	29	1,327	19	38
Interest rate swaps (including swap options)	150,971	947	187	114,045	1,164	657
	151,461	950	216	115,372	1,183	695
Derivatives designated as cash flow hedges:
Cross currency swaps	8,024	175	47	7,310	120	114
Interest rate swaps	556,945	358	844	549,099	597	1,055
Futures	–	–	–	73,951	–	–
	564,969	533	891	630,360	717	1,169
Total derivative assets/liabilities held for hedging	716,430	1,483	1,107	745,732	1,900	1,864
Total recognised derivative assets/liabilities	2,920,059	11,293	10,911	3,613,876	24,152	24,699
	2018			2017
The Bank	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading
Exchange rate contracts:
Spot, forwards and futures	19,965	573	706	28,399	916	809
Currency swaps	186,701	3,003	2,068	255,181	3,908	3,964
Options purchased	2,596	64	–	8,090	574	–
Options written	2,590	–	64	6,560	–	625
	211,852	3,640	2,838	298,230	5,398	5,398
Interest rate contracts:
Interest rate swaps	2,463,556	11,062	10,123	2,822,741	18,294	17,787
Forward rate agreements	103,654	5	6	242,787	6	2
Options purchased	8,224	125	–	30,496	1,827	–
Options written	6,856	–	152	31,952	11	2,245
Futures	–	–	–	92,196	1	2
	2,582,290	11,192	10,281	3,220,172	20,139	20,036
Credit derivatives	6,775	99	55	5,801	118	443
Equity and other contracts	1,471	68	57	5,541	335	311
Total derivative assets/liabilities held for trading	2,802,388	14,999	13,231	3,529,744	25,990	26,188
Hedging
Derivatives designated as fair value hedges:
Cross currency swaps	490	3	29	1,327	19	38
Interest rate swaps (including swap options)	153,223	385	1,256	120,076	712	2,008
	153,713	388	1,285	121,403	731	2,046
Derivatives designated as cash flow hedges:
Currency swaps	541	15	1	–	–	–
Interest rate swaps	146,018	29	29	127,228	43	33
Futures	–	–	–	14,985	–	–
	146,559	44	30	142,213	43	33
Total derivative assets/liabilities held for hedging	300,272	432	1,315	263,616	774	2,079
Total recognised derivative assets/liabilities	3,102,660	15,431	14,546	3,793,360	26,764	28,267

Swaps [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of hedge accounting [text block]	The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
The Group – 31 December 2018	Contract/notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness (YTD) £m
Fair value hedges
Interest rate
Currency swaps	490	3	29	(10)
Interest rate swaps	150,971	947	187	135
Cash flow hedges
Foreign exchange
Currency swaps	8,024	175	47	104
Interest rate
Interest rate swaps	556,945	358	844	(789)
	Carrying amount of the hedging instrument
The Bank – 31 December 2018	Contract/notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness (YTD) £m
Fair value hedges
Interest rate
Currency swaps	490	3	29	(10)
Interest rate swaps	153,223	385	1,256	272
Cash flow hedges
Foreign exchange
Currency swaps	541	15	1	41
Interest rate
Interest rate swaps	146,018	29	29	(389)

DebSecurities [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of separate financial statements [text block]	The Group’s hedged items are as follows:

			Accumulated amount of		Change in
	Carrying amount of the		fair value adjustment on		fair value of	Cash flow hedge/currency
	hedged item		the hedged item		hedged item for	translation reserve
The Group – 31 December 2018	Assets £m	Liabilities £m	Assets £m	Liabilities £m	ineffectiveness assessment (YTD) £m	Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	53,136	–	(45)	–	(173)
Fixed rate issuance[2]	–	44,009	–	1,545	750
Fixed rate borrowings[3]	–	6,528	–	(103)	12
Fixed rate bonds[4]	23,285	–	232	–	(666)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(40)	12	266
Customer deposits[5]					(62)	70	(78)
Interest rate
Customer loans[1]					478	860	259
Central bank balances[6]					(16)	30	20
Customer deposits[5]					(131)	(8)	(7)
	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment (YTD)	Cash flow hedge/currency translation reserve
The Bank – 31 December 2018	Assets £m	Liabilities £m	Assets £m	Liabilities £m	£m	Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate issuance[1]	–	34,881	–	791	334
Fixed rate borrowings[2]	–	6,528	–	(103)	12
Fixed rate bonds[3]	23,105	–	232	–	(666)
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]					(41)	11	26
Interest rate
Customer loans[4]					376	982	620
Central bank balances[5]					(107)	83	–
Customer deposits[6]					(7)	(14)	(9)
1	Included within loans and advances to customers.

2	Included within debt securities in issue.

3	Included within amounts due to fellow Lloyds Banking Group undertakings.

4	Included within financial assets at fair value through other comprehensive income.

5	Included within customer deposits.

6	Included within cash and balances at central banks.
1	Included within debt securities in issue.

2	Included within amounts due to fellow Lloyds Banking Group undertakings.

3	Included within financial assets at fair value through other comprehensive income.

4	Included within loans and advances to customers.

5	Included within cash and balances at central banks.

6	Included within customer deposits.

Change in fair value of hedged item for ineffectiveness assessment
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of separate financial statements [text block]	Gains and losses arising from hedge accounting are summarised as follows:

			Amounts reclassified from reserves to
			income statement as:
The Group – 31 December 2018	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		106
Fixed rate issuance		(33)
Fixed rate borrowings		2
Fixed rate bonds		(27)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(31)	–	(71)	Interest expense
Customer deposits	(22)	(2)	(32)	Interest expense
Interest rate
Customer loans	(435)	(17)	(467)	Interest income
Central bank balances	(63)	(5)	(52)	Interest income
Customer deposits	(49)	(1)	(69)	Interest expense
			Amounts reclassified from reserves to income statement as:
The Bank – 31 December 2018	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate issuance		(33)
Fixed rate borrowings		2
Fixed rate bonds		(27)
Cash flow hedges
Foreign exchange
Foreign currency issuance	40	–	(1)	Interest expense
Interest rate
Customer loans	(504)	(37)	(567)	Interest income
Central bank balances	83	15	(67)	Interest income
Customer deposits	8	1	7	Interest expense
1	Hedge ineffectiveness is included in the income statement within net trading income.
1	Hedge ineffectiveness is included in the income statement within net interest income.